Goodwill and Intangible Assets, Net (Schedule of Indefinite-Lived Intangible Assets, Net) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross Asset Value
Exchange rate changes	$ 8	$ (12)
Trademarks and Trade Names [Member]
Gross Asset Value
Acquisitions (Note 4)	2	0
Exchange rate changes	1	(2)
Gross asset value	$ 82	$ 79	$ 81